Note 13 - Derivative Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	March 31, 2011 (prior to reclassification)			Issuance during the six-month period ended March 31, 2011			September 30, 2010
Embedded Conversion Features:
Exercise price		$0.50			N/A			$0.40
market value		$0.50			N/A			$0.40

Warrants:
Effective Exercise price		$0.50			$0.50			$0.50
Effective Market price	$0.48	-	$0.50	$0.34	-	$0.35	$0.34	-	$0.40
Volatility		75%			75%			76%
Risk-free interest		2.24%			2.06%			1.27%
Terms (years)	4.25	-	4.75		5			5
Expected dividend rate		0%			0%			0%

Schedule of Preferred Stock [Table Text Block]
Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000